Segment reporting - Summary of Company's Geographical Information (Detail)	6 Months Ended		12 Months Ended
	Apr. 30, 2022 USD ($) segment	Apr. 30, 2021 USD ($)	Oct. 31, 2021 USD ($)	Oct. 31, 2020 USD ($)	Oct. 31, 2019 USD ($)
Disclosure of operating segments [line items]
Number of operating segments | segment	1
Revenue	$ 12,491,193	$ 1,274,624	$ 7,374,876	$ 792,254	$ 48,160
Non-current assets	102,798,714		53,399,223	9,461,668	1,060,792
Canada
Disclosure of operating segments [line items]
Revenue	3,771,437	1,205,384	2,999,249	792,254	48,160
Non-current assets	14,894,897		15,476,877	3,395,049	$ 1,060,792
United States
Disclosure of operating segments [line items]
Revenue	8,719,756	$ 69,240	4,375,627
Non-current assets	$ 87,903,817		$ 37,922,346	$ 6,066,619